Offerings - Offering: 1	Aug. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Amount Registered | shares	8,189,341
Proposed Maximum Offering Price per Unit	70.75
Maximum Aggregate Offering Price	$ 579,395,875.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 88,705.51
Offering Note	a. - Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A common stock that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that increases the number of the Registrant's outstanding shares of Class A common stock. b. - Represents shares of Class A common stock issued or issuable under equity awards from the Registrant's Amended and Restated 2012 Equity Incentive Plan to certain employees, consultants and advisors of the Registrant. c. - Estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee on the basis of $70.75 per share, which is the average of the high and low prices of the Registrant's Class A Common Stock on August 26, 2025, as reported on the New York Stock Exchange. d. - The Registrant has no fee offsets.